UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse High Yield Bond Fund One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2012 to April 30, 2013

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
One Madison Avenue
New York, NY 10010

Trustees

Steven Rappaport

Chairman of the Board

Enrique R. Arzac

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

John Popp

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Joanne Doldo

Chief Legal Officer

Bruce Rosenberg

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Rocco DelGuercio

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
One Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2013
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund for the six month period ended April 30, 2013.

Performance Summary

11/01/12 – 04/30/13

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	10.83%
Total Return (based on market value)[1]	11.57%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	7.26%

Market Review: Fundamentals continue to improve

The six month period ended April 30, 2013 was a positive one for credit markets. The BofA Merrill Lynch High Yield Master II Constrained Index, the Fund's benchmark, returned 7.26%. High yield spreads tightened versus the Treasury market to finish April at 458 basis points — as opposed to 574 basis points in October 2012. Yields ended the period near their all-time lows at 5.26%.

From a quality point-of view, CCC-rated securities outperformed, returning 10.9%. BB and B-rated securities also posted positive gains to end the period with returns of 5.7% and 7.3%, respectively. Monoline insurance, integrated energy and multiline insurance sectors led the Index, while hotels, beverage and printing and publishing were the biggest detractors from overall performance during the period.

High yield default rates have experienced a decrease during the period and the trailing 12-month par-weighted default rate, as measured by JP Morgan, fell to 0.99% in April 2013. This compares to a rate of 1.77% six months ago and is well below the historical average of 4.0%.

The percentage of U.S. high yield securities that are "distressed," defined as those trading at spreads of more than 1,000 basis points over Treasuries, fell to 6.2% through April, down from 10.7% six months ago. Additionally, according to JP Morgan, new issue volume for the period was $215bn — surpassing the previous period volume of $181bn.

High-yield mutual funds saw net negative flows during the period, for a total outflow of approximately $2.0bn as reported by Lipper FMI. The majority of the outflows occurred in November-December 2012 and February 2013. Conversely, the asset class saw net inflows in January, March and April 2013.

Strategic Review and Outlook: Cautiously optimistic going forward

For the six month period ended April 30, 2013, the Fund outperformed the benchmark on both an NAV and market value basis. Positive security selection in the energy and exploration, building and construction and chemicals sectors contributed positively to returns. Additionally, positioning in B-rated securities as well as an underweight to BB-rated securities also contributed to returns. In contrast, the Fund's exposure to the electric-generation sector detracted from returns.

Fund exposures continue to emphasize the B-rated bonds that exhibit the most compelling risk-return profiles. The Fund has avoided the most interest rate sensitive, lower coupon securities and have maintained exposure to shorter duration bonds. Additionally, the Fund is underweight the most levered and aggressive CC-rated components of the Index. These components typically exhibit the most volatility in a heightened macro risk environment and we do not believe current valuations adequately compensate investors on a relative basis. Lastly,

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2013 (unaudited)

we continue to focus the portfolio on lower beta securities whose valuations are not as exposed to market fluctuations.

Fundamentals have remained strong in the high-yield market, as balance sheet management remains a focus for high yield issuers. In turn, this has supported continued below-average default rates. In fact, defaults are expected to remain below average for 2013. Although inflows into high-yield mutual funds have been more mixed versus the record pace of 2012, investors have demonstrated continued confidence in credit markets. As markets have rallied, we believe valuations in many cases are capped as a significant portion of bonds in the high yield market are already trading at or above their call prices. Against this backdrop, we see pockets of opportunities within the high yield asset class, although we remain cautious given valuations.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. An index does not have transaction costs; investors cannot invest directly in an index.

*  Thomas J. Flannery is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc.

**  John Popp is a Managing Director of Credit Suisse. He is the Group Manager and Senior Portfolio Manager for Performing Credit Strategies. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2013 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2013)

S&P Ratings
BBB	0.8%
BB	18.8
B	58.0
CCC	13.4
CC	0.4
D	0.4
NR	3.8
Subtotal	95.6
Equity and Other	0.2
Short-Term Investments[1]	4.2
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2013.

Average Annual Returns

April 30, 2013 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	19.70%	14.22%	9.97%	9.86%
Market Value	19.59%	15.11%	12.03%	8.96%

Credit Suisse currently waives fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the Fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment program. Because the Fund's shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (116.8%)
Aerospace & Defense (1.6%)
$1,350	AAR Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/17 @ 103.63) ‡	(NR, Ba3)	01/15/22	7.250	$1,488,375
3,247	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	3,604,170
					5,092,545
Airlines (0.2%)
750	Continental Airlines 2012-3 Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	765,000
Auto Parts & Equipment (7.3%)
2,990	Affinia Group, Inc., Global Company Guaranteed Notes	(CCC+, B3)	11/30/14	9.000	3,004,980
1,000	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/13 @ 105.38) ‡	(B+, B1)	08/15/16	10.750	1,087,510
900	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63) ‡	(B, B3)	04/01/17	11.500	1,015,875
600	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	678,750
1,714	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66) ‡€	(BB-, Ba3)	12/15/17	8.875	2,465,292
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31) §	(B-, B3)	03/15/18	10.625	941,375
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes ‡	(B+, Ba3)	02/15/17	7.750	1,141,250
2,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38) ‡	(B+, Ba3)	02/15/19	8.500	2,292,500
3,250	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75) ‡	(BB-, B2)	10/15/17	9.500	3,522,188
2,100	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	2,344,125
3,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	3,960,937
					22,454,782
Building & Construction (0.1%)
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, B3)	11/01/21	2.000	420,000
Building Materials (3.3%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	2,518,125
3,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	4,078,125
1,950	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25) ‡	(B, B3)	10/15/17	8.500	2,018,250
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ 106.00) ‡€	(B+, Ba3)	06/01/18	8.000	1,460,128
					10,074,628
Chemicals (6.0%)
2,250	GrafTech International Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 103.19) ‡	(BB+, Ba2)	11/15/20	6.375	2,373,750
500	Hexion Nova Scotia Finance ULC, Global Secured Notes (Callable 11/15/15 @ 104.50) §	(CCC+, NR)	11/15/20	9.000	522,500
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00) ‡€#	(BB-, B1)	02/15/19	7.250	352,260
700	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.28) ‡	(BB-, B1)	02/15/19	8.375	791,875
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50) ‡	(BB-, B1)	05/15/15	9.000	420,000
1,675	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/14 @ 100.00) ‡	(B-, Caa1)	02/15/16	8.500	1,705,359
1,000	JM Huber Corp., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.94) ‡	(BB, Ba3)	11/01/19	9.875	1,155,000
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ 104.50) §	(CC, Caa1)	01/15/21	9.000	1,742,500
2,067	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13) ‡	(B+, B2)	07/15/17	9.500	2,253,030
2,020	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes ‡	(CCC+, NR)	05/08/17	11.000	1,625,887
500	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72) ‡€	(B+, B2)	05/15/16	7.625	698,423
2,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31) ‡	(B-, Caa1)	03/31/20	9.750	2,850,000
500	TPC Group, Inc., Rule 144A, Secured Notes (Callable 12/15/16 @ 104.38) ‡	(B, B3)	12/15/20	8.750	530,000
1,400	US Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53) ‡§	(B-, Caa1)	05/01/21	7.375	1,499,750
					18,520,334
Consumer Products (3.3%)
2,400	Alphabet Holding Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00) ‡	(B-, Caa1)	11/01/17	7.750	2,514,000
3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	4,174,313
2,375	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	2,597,656
950	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06) ‡	(B+, B2)	02/01/20	6.750	1,033,125
					10,319,094

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer/Commercial/Lease Financing (2.6%)
$1,500	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78) ‡£	(BB, B1)	10/01/19	10.375	$2,661,445
900	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69) ‡	(B, B3)	05/15/20	9.375	895,500
1,000	Milestone Aviation Group LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31) ‡	(NR, NR)	12/15/17	8.625	1,045,000
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06) ‡	(B+, B2)	02/15/19	10.125	719,875
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13) ‡	(BB, Ba3)	04/15/17	10.250	2,581,750
					7,903,570
Discount Stores (0.8%)
2,200	99 Cents Only Stores, Global Company Guaranteed Notes (Callable 12/15/14 @ 108.25)	(CCC+, Caa1)	12/15/19	11.000	2,552,000
Diversified Capital Goods (0.7%)
1,000	AM Castle & Co., Global Secured Notes (Callable 12/15/14 @ 106.38)	(B+, B3)	12/15/16	12.750	1,187,500
6	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/13 @ 105.00) ‡	(CCC+, Caa3)	12/15/15	13.000	5,465
732	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	839,970
					2,032,935
Electric - Generation (0.2%)
2,925	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	343,688
1,175	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	135,125
					478,813
Electronics (1.5%)
1,200	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	1,263,000
928	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06) ‡	(B, B1)	03/15/18	10.125	1,032,400
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81) §	(B+, Caa1)	04/01/19	7.750	935,000
1,000	Techem Energy Metering Service GmbH & Co. KG, Rule 144A, Senior Subordinated Notes (Callable 10/01/16 @ 103.94) ‡€	(B-, B3)	10/01/20	7.875	1,440,352
					4,670,752
Energy - Exploration & Production (11.3%)
675	Bonanza Creek Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/17 @ 103.38) ‡	(B-, B3)	04/15/21	6.750	715,500
500	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	537,500
700	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)	(B-, B3)	10/15/17	8.375	749,000
950	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B+, B3)	12/15/17	9.250	1,078,250
2,600	EP Energy Finance, Inc., Global Senior Unsecured Notes (Callable 05/01/16 @ 104.69)	(B, B2)	05/01/20	9.375	3,042,000
2,500	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	2,706,250
1,050	EPL Oil & Gas, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 104.13) ‡	(B-, Caa1)	02/15/18	8.250	1,134,000
650	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	715,000
1,000	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88) ‡	(CCC+, Caa1)	07/15/20	9.750	1,097,500
1,000	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 104.44) ‡	(CCC+, Caa1)	05/15/21	8.875	1,077,500
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	990,000
1,800	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13) ‡	(B, B2)	11/01/19	6.250	1,890,000
3,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(B-, Caa1)	11/15/14	11.875	3,975,000
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	1,362,500
1,900	PDC Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 103.88) ‡	(B-, B3)	10/15/22	7.750	2,085,250
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31) ‡	(B, B1)	11/01/18	8.625	2,418,750
3,000	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88) ‡	(B-, B3)	11/15/19	9.750	3,127,500
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B-, B3)	02/01/17	8.625	866,000
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/13 @ 102.38)	(B+, B3)	06/01/17	7.125	489,250
1,500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)	(B+, B3)	03/01/22	7.875	1,571,250
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	3,285,000
					34,913,000
Environmental (1.4%)
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa3)	08/15/18	10.750	1,957,500
1,750	Heckmann Corp., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94) §	(B, B3)	04/15/18	9.875	1,898,750
500	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94) ‡	(B, B3)	04/15/18	9.875	538,750
					4,395,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food - Wholesale (0.4%)
$1,075	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ 103.81)	(CCC+, Caa1)	02/15/19	7.625	$1,151,594
Forestry & Paper (0.3%)
300	Lecta SA, Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66) ‡€	(B+, B1)	05/15/19	8.875	412,330
950	Stone & Webster, Inc. *	(NR, NR)	07/02/13	0.000	2,280
1,400	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)	(CCC, Caa2)	02/01/19	8.750	630,000
					1,044,610
Gaming (4.3%)
1,700	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50) ‡	(B, B3)	05/15/18	9.000	1,857,250
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes ‡Ø	(NR, NR)	12/15/14	9.375	217,000
2,217	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 104.63) ‡	(B+, B3)	02/01/20	9.250	2,147,719
1,043	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21) ‡	(B, Caa1)	11/15/19	7.250	1,027,355
1,502	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88) ‡	(NR, Caa2)	05/30/20	9.750	796,064
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 104.38) ‡€	(B+, B3)	05/15/18	8.750	2,076,481
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Senior Secured Notes (Callable 06/15/13 @ 100.00) ‡Ø	(NR, NR)	06/15/15	10.250	1,172
1,000	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,076,250
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,829,625
342	Majestic Star Casino LLC PIK, Rule 144A, Secured Notes ‡§	(NR, NR)	12/01/16	12.500	326,287
670	Tropicana Finance Corp., Global Company Guaranteed Notes ^Ø	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ 100.00) ‡	(B+, B3)	11/15/15	9.000	1,918,200
					13,273,470
Gas Distribution (2.5%)
2,750	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,231,250
2,200	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	2,431,000
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	2,170,000
					7,832,250
Health Facilities (1.5%)
332	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/13 @ 100.00)	(B, Caa1)	11/01/15	9.875	344,865
700	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	766,500
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	378,125
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	2,076,750
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ 104.44)	(B+, Ba3)	07/01/19	8.875	1,019,250
					4,585,490
Health Services (2.9%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41) ‡€	(B, Caa1)	08/01/19	9.875	981,220
1,500	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 103.94) ‡	(B, Caa1)	10/15/18	7.875	1,535,625
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00) ‡	(CCC, Caa2)	08/15/18	11.000	590,625
700	Medi-Partenaires SAS, Rule 144A, Secured Notes (Callable 05/15/16 @ 105.25) ‡€	(B, B3)	05/15/20	7.000	922,880
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	522,750
3,434	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00) ‡	(B, B2)	03/15/18	8.000	3,777,400
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 08/15/15 @ 105.72)	(B+, B3)	08/15/20	7.625	543,750
					8,874,250
Insurance Brokerage (1.9%)
2,300	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94) ‡	(CCC, Caa2)	12/15/20	7.875	2,440,875
3,170	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06) ‡	(CCC+, Caa2)	10/15/18	8.125	3,427,562
					5,868,437
Investments & Misc. Financial Services (1.8%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94) ‡£	(BB-, B2)	03/01/20	7.875	2,422,616
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53) ‡	(B+, B1)	04/01/20	7.375	3,082,750
					5,505,366

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Leisure (1.4%)
$1,800	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	$2,026,125
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44) ‡	(B-, B2)	04/15/17	8.875	2,155,000
					4,181,125
Media - Broadcast (1.2%)
3,500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	3,850,000
Media - Cable (3.3%)
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	85,781
1,150	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/20	8.000	1,328,250
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	2,184,875
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB+, Ba3)	02/15/19	8.625	641,813
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba2)	09/01/19	7.875	1,717,500
1,000	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56) ‡	(B-, Caa1)	04/01/20	9.125	1,138,750
850	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.19) ‡	(B, B2)	04/15/23	6.375	924,375
1,000	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.50) ‡£	(B, B2)	04/15/23	7.000	1,644,400
600	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75) ‡	(B+, Ba3)	03/15/19	7.500	661,500
					10,327,244
Media - Diversified (1.5%)
2,800	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63) ‡	(BB-, Ba3)	02/01/20	7.250	3,080,000
1,159	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,312,567
326	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/14 @ 100.00)	(B+, B2)	03/15/16	7.750	332,928
					4,725,495
Media - Services (1.2%)
1,000	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,082,500
2,450	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25) ‡	(B, B1)	11/15/22	6.500	2,632,875
					3,715,375
Medical Products (0.9%)
2,590	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	2,858,712
Metals & Mining - Excluding Steel (10.0%)
2,400	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50) ‡	(BB-, Ba2)	04/01/21	7.000	2,460,000
2,900	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44) ‡	(BB, Ba3)	05/01/18	6.875	3,113,875
1,150	Constellation Brands, Inc., Senior Unsecured Notes	(BB+, Ba1)	05/01/21	3.750	1,150,000
1,275	Constellation Brands, Inc., Senior Unsecured Notes	(BB+, Ba1)	05/01/23	4.250	1,275,000
2,350	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06) ‡	(BB, Ba3)	12/15/20	6.125	2,408,750
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13) ‡§	(B+, B1)	11/01/19	8.250	663,000
2,250	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75) ‡	(B, B3)	06/01/19	9.500	2,486,250
2,100	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	2,399,250
1,750	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)	(CCC+, B3)	06/01/20	10.000	1,723,750
3,100	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50) ‡	(CCC+, Caa1)	06/01/19	11.000	3,084,500
225	Old AII, Inc., Global Company Guaranteed Notes ^Ø	(NR, NR)	12/15/14	9.000	22
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67) ^Ø	(NR, NR)	12/15/16	10.000	110
3,700	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88) ‡	(BB-, B1)	06/15/19	7.750	3,894,250
2,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	2,754,000
1,000	Walter Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/17 @ 104.25) ‡§	(B, B3)	04/15/21	8.500	1,042,500
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63) ‡	(CCC-, Caa3)	05/15/19	9.250	2,286,250
					30,741,507

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (5.7%)
$1,900	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56) ‡	(B+, Caa1)	11/01/20	8.750	$2,030,625
1,691	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56) ‡	(B+, Ba3)	11/15/18	8.125	1,817,825
1,271	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/14 @ 100.00) ‡	(B, B3)	01/15/16	9.500	1,309,130
3,750	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	4,125,000
1,350	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88) ‡	(B-, B3)	01/15/18	10.500	1,400,625
3,480	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	3,841,050
429	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ 104.75)	(BB-, B1)	05/01/17	9.500	486,540
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94) ‡	(BB-, B1)	01/15/19	7.875	2,731,250
					17,742,045
Oil Refining & Marketing (2.5%)
3,250	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25) ‡	(B+, B2)	11/01/22	6.500	3,363,750
1,250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34) ‡	(BB-, B1)	11/15/20	7.125	1,337,500
2,725	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	3,092,875
					7,794,125
Packaging (3.5%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ 102.38) ‡€	(CCC+, B3)	06/15/17	7.125	1,157,061
500	Ardagh MP Holdings USA, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/17 @ 102.50) ‡€	(B+, Ba3)	11/15/22	5.000	672,384
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63) ‡€	(CCC+, B3)	10/15/20	9.250	1,029,011
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69) ‡€	(B+, Ba3)	10/15/17	7.375	649,642
500	BOE Merger Corp., Rule 144A, Senior Unsecured Notes (Callable 06/15/14 @ 104.75) ‡	(CCC+, Caa2)	11/01/17	9.500	542,500
1,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, Caa1)	06/15/18	10.000	1,687,500
1,435	Clondalkin Acquisition BV, Rule 144A, Secured Notes ‡#	(B-, B2)	12/15/13	2.280	1,420,650
2,475	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(CCC+, Caa2)	04/15/19	9.000	2,685,375
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	324,750
500	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19) ‡	(BB-, B1)	09/15/21	8.375	587,500
					10,756,373
Pharmaceuticals (1.3%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ 105.25) ‡	(B, Caa1)	12/15/18	10.500	1,130,000
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38) ‡	(BB-, B1)	08/15/21	6.750	1,110,000
1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	1,635,000
					3,875,000
Printing & Publishing (0.1%)
771	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/14 @ 103.00) #Ø	(D, NR)	02/15/17	0.000	316,110
Real Estate Development & Management (0.4%)
1,200	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes ‡#	(NR, NR)	08/15/13	4.000	1,200,000
Real Estate Investment Trusts (2.5%)
1,315	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81) ‡	(B, B1)	02/15/18	7.750	1,367,600
3,750	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63) §	(B, Ba3)	04/15/19	7.250	3,815,625
625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	695,313
1,750	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 102.56) ‡	(B+, B1)	04/01/23	5.125	1,817,812
					7,696,350
Restaurants (0.1%)
199	CKE Restaurants, Inc., Global Secured Notes (Callable 07/15/14 @ 105.69)	(B-, B2)	07/15/18	11.375	209,201
Software/Services (6.5%)
800	Ceridian Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/16 @ 108.25) ‡	(CCC, Caa3)	03/15/21	11.000	908,000
3,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	3,285,000
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69) ‡	(B+, B1)	06/15/19	7.375	2,348,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Software/Services
$1,500	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06) ‡	(B+, B1)	11/01/20	6.750	$1,616,250
1,000	Infor US, Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50) €	(B-, Caa1)	04/01/19	10.000	1,486,496
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B-, B3)	11/15/18	8.000	2,658,000
1,842	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/14 @ 100.00)	(CCC+, Caa1)	03/15/16	10.375	1,869,630
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	667,500
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	1,736,000
3,250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	3,615,625
					20,191,376
Specialty Retail (3.8%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 106.94) ‡	(CCC+, Caa1)	08/01/19	9.250	571,875
2,700	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	2,899,125
2,050	Claire's Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75) ‡	(B-, B2)	03/15/19	9.000	2,360,063
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25) ‡€	(B, B1)	04/15/18	7.500	1,771,600
1,600	Tempur-Pedic International, Inc., Rule 144A, Global Company Guaranteed Notes (Callable 12/15/16 @ 103.44) ‡	(B+, B3)	12/15/20	6.875	1,754,000
2,085	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	2,238,769
					11,595,432
Steel Producers/Products (0.4%)
1,150	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19) ‡	(B, B3)	03/15/18	8.250	1,208,937
Support-Services (5.1%)
1,000	BC Mountain Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 105.25) ‡	(B-, B3)	02/01/21	7.000	1,077,500
1,850	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	2,062,750
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	586,250
1,000	Europcar Groupe SA, Rule 144A, Secured Notes ‡€	(B-, Caa1)	05/15/17	11.500	1,516,160
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88) ‡	(B, B2)	03/15/17	9.750	1,600,375
2,025	H&E Equipment Services, Global Senior Unsecured Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	2,252,813
1,350	NES Rentals Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.94) ‡	(CCC+, Caa2)	05/01/18	7.875	1,393,875
625	RSC Holdings III LLC, Global Senior Unsecured Notes (Callable 02/01/16 @ 104.13)	(B+, B3)	02/01/21	8.250	715,625
1,800	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38) ‡	(B, B1)	05/15/19	8.500	2,009,250
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(B+, B3)	05/15/20	7.375	2,388,750
					15,603,348
Telecom - Integrated/Services (2.9%)
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes ‡^Ø	(NR, NR)	01/15/15	6.054	0
1,800	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	1,989,000
1,250	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	1,415,625
1,500	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 12/15/17 @ 103.31) ‡§	(CCC+, Caa1)	12/15/22	6.625	1,629,375
700	Intelsat Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 06/01/17 @ 103.88) ‡	(CCC+, Caa2)	06/01/21	7.750	740,250
2,750	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	3,114,375
					8,888,625
Telecom - Wireless (0.8%)
1,300	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00) ‡	(B-, B3)	05/15/17	6.000	1,389,375
750	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ 105.88) ‡€	(B, B3)	07/15/17	11.750	942,719
					2,332,094
Telecommunications Equipment (1.9%)
2,450	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50) ‡	(B, B1)	04/01/19	7.000	2,370,375
3,350	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75) ‡	(BB-, B1)	12/01/16	9.500	3,647,312
					6,017,687
Textiles & Apparel (0.6%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes ‡€Ø	(NR, NR)	11/15/25	9.875	1,014
1,500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94) ‡€	(B-, B3)	04/15/19	9.875	1,938,048
					1,939,062

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Theaters & Entertainment (2.6%)
$1,300	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	$1,438,125
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	2,422,562
1,165	Regal Cinemas Corp., Global Company Guaranteed Notes (Callable 07/15/14 @ 104.31)	(B-, B2)	07/15/19	8.625	1,298,975
2,500	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56) §	(B-, B3)	08/15/18	9.125	2,812,500
					7,972,162
Tobacco (0.5%)
1,350	Vector Group Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 105.81) ‡	(B+, Ba3)	02/15/21	7.750	1,444,500
Transportation - Excluding Air/Rail (0.2%)
650	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	619,125
TOTAL CORPORATE BONDS (Cost $347,731,422)					360,528,930
BANK LOANS (10.9%)
Aerospace & Defense (0.8%)
776	Arinc, Inc. #	(B-, Caa1)	10/25/15	6.200	767,134
1,500	LM U.S. Member LLC #	(CCC, Caa2)	10/26/20	9.500	1,545,000
					2,312,134
Automakers (1.2%)
3,491	Chrysler Group LLC #	(BB, Ba1)	05/24/17	6.000	3,544,793
Chemicals (0.7%)
1,980	Ascend Performance Materials Operations LLC #	(BB-, B1)	04/10/18	6.750	2,017,125
Consumer Products (1.0%)
3,000	Ranpak Corp. #	(B-, Caa1)	04/23/20	7.448	3,082,500
Energy - Exploration & Production (0.7%)
1,750	Delek Benelux BV €#	(NR, NR)	02/08/17	5.243	2,272,592
Environmental (0.2%)
706	EnviroSolutions Real Property Holdings, Inc. #	(CCC-, Caa1)	07/29/14	8.000	707,206
Gaming (0.6%)
2,000	CKX Entertainment, Inc. #	(B+, B1)	06/21/17	9.000	1,783,760
Health Services (0.3%)
1,000	Catalent Pharma Solutions, Inc. #	(B, Caa1)	12/31/2017	6.500	1,013,125
Leisure (0.9%)
888	Deluxe Entertainment Services Group, Inc. #	(B-, B2)	07/03/17	8.000	863,375
456	Technicolor SA #	(B, NR)	03/31/16	9.350	509,617
1,367	Technicolor SA #	(B, NR)	05/26/17	9.350	1,529,457
					2,902,449
Machinery (0.7%)
2,250	CPM Acquisition Corp. #	(B, Caa1)	03/01/18	10.250	2,272,500
Media - Diversified (0.6%)
863	Flint Group Holdings Sarl #	(NR, NR)	06/30/16	7.476	830,658
1,168	Flint Group Holdings Sarl #	(NR, NR)	12/31/16	7.476	980,825
					1,811,483

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Printing & Publishing (0.7%)
$1,321	Harland Clarke Holdings Corp. #	(B+, B1)	06/30/17	5.448	$1,317,879
4,189	Yell Group PLC #	(D, NR)	07/31/14	3.948	879,713
					2,197,592
Software/Services (2.0%)
2,000	Decision Insight Information Group #	(B, B1)	01/04/17	7.000	2,030,010
1,960	SafeNet, Inc. #	(B, B3)	04/12/15	6.198	1,965,301
40	SafeNet, Inc. #	(B-, Caa1)	04/12/15	6.198	39,699
2,000	Wall Street Systems Delaware, Inc. #	(NR, Caa2)	10/25/20	9.250	2,050,000
					6,085,010
Telecom - Integrated/Services (0.5%)
1,500	Sidera Networks, Inc. #	(CCC+, Caa1)	04/12/21	8.000	1,535,625
TOTAL BANK LOANS (Cost $33,033,994)					33,537,894
ASSET BACKED SECURITIES (2.1%)
Collateralized Debt Obligations (2.1%)
1,500	Commercial Industrial Finance Corp., Rule 144A ‡#	(BBB, NR)	01/19/23	3.376	1,446,174
750	Race Point VI CLO Ltd., Rule 144A ‡#	(BB, NR)	05/24/23	5.788	719,138
1,000	Shackleton I CLO Ltd., Rule 144A ‡#	(BB, NR)	08/14/23	6.492	967,894
2,000	Symphony CLO 2011-VII Ltd., Rule 144A ‡#	(BBB, NR)	07/28/21	3.476	1,981,556
1,500	WhiteHorse VI Ltd., Rule 144A ‡#	(BB-, NR)	02/03/25	5.575	1,404,342
TOTAL ASSET BACKED SECURITIES (Cost $6,254,798)					6,519,104
Number of Shares
PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp. (Cost $250,835) ^*				—
COMMON STOCKS (0.3%)
Building & Construction (0.2%)
22,800	Ashton Woods USA LLC, Class B ^*				301,416
87,298	William Lyon Homes, Inc. *				330,859
					632,275
Building Materials (0.0%)
619	Dayton Superior Corp. ^*				—
437	Nortek, Inc. *				31,403
					31,403
Chemicals (0.0%)
4,893	Huntsman Corp.				92,282
Gaming (0.0%)
55,100	Majestic Holdco LLC				30,994
Media - Broadcast (0.1%)
43,413	Cumulus Media, Inc., Class A *§				138,487
Printing & Publishing (0.0%)
1,322	SuperMedia, Inc. *				6,941
TOTAL COMMON STOCKS (Cost $1,927,025)					932,382

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2013 (unaudited)

Number of Shares				Value
WARRANTS (0.0%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14 *			$25,344
Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 ^*			—
TOTAL WARRANTS (Cost $1,152)				25,344
SHORT-TERM INVESTMENTS (5.7%)
10,206,008	State Street Navigator Prime Portfolio, 0.18% §§			10,206,008
Par (000)		Maturity	Rate%
$7,515	State Street Bank and Trust Co. Euro Time Deposit	05/01/13	0.010	7,515,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,721,008)				17,721,008
TOTAL INVESTMENTS AT VALUE (135.8%) (Cost $406,920,234)				419,264,662
LIABILITIES IN EXCESS OF OTHER ASSETS (-35.8%)				(110,628,623)
NET ASSETS (100.0%)				$308,636,039

INVESTMENT ABBREVIATIONS

NR = Not Rated
PIK = Payment in Kind

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities amounted to a value of $191,831,747 or 62.2% of net assets.

€  This security is denominated in Euro.

£  This security is denominated in British Pound.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations - The interest rate is the rate as of April 30, 2013.

Ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2013.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $10,206,008 (Cost $406,920,234) (Note 2)	$419,264,662 [1]
Cash	164
Foreign currency at value (cost $1,097,532)	1,110,411
Dividend and interest receivable	7,891,842
Receivable for investments sold	5,367,135
Receivable for fund shares sold	414,066
Unrealized appreciation on forward currency contracts (Note 2)	19,376
Prepaid expenses and other assets	105
Total Assets	434,067,761
Liabilities
Advisory fee payable (Note 3)	270,604
Administrative services fee payable (Note 3)	2,111
Loan payable (Note 4)	107,000,000
Payable upon return of securities loaned (Note 2)	10,206,008
Payable for investments purchased	7,723,385
Unrealized depreciation on forward currency contracts (Note 2)	89,786
Interest payable	83,275
Trustees' fee payable	27,585
Accrued expenses	28,968
Total Liabilities	125,431,722
Net Assets
Applicable to 97,153,175 shares outstanding	$308,636,039
Net Assets
Capital stock, $.001 par value (Note 6)	97,153
Paid-in capital (Note 6)	374,387,103
Accumulated net investment loss	(1,472,227)
Accumulated net realized loss on investments and foreign currency transactions	(76,645,861)
Net unrealized appreciation from investments and foreign currency translations	12,269,871
Net Assets	$308,636,039
Net Asset Value Per Share ($308,636,039 / 97,153,175)	$3.18
Market Price Per Share	$3.35

1  Including $10,079,376 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$16,628,406
Dividends	1,134
Securities lending	36,481
Total investment income	16,666,021
Expenses
Investment advisory fees (Note 3)	1,791,258
Administrative services fees (Note 3)	35,365
Interest expense (Note 4)	588,610
Trustees' fees	56,951
Legal fees	46,985
Printing fees (Note 3)	38,932
Commitment fees (Note 4)	26,284
Audit and tax fees	20,772
Custodian fees	16,350
Transfer agent fees	12,406
Stock exchange listing fees	12,292
Insurance expense	4,948
Miscellaneous expense	2,867
Total expenses	2,654,020
Less: fees waived (Note 3)	(210,753)
Net expenses	2,443,267
Net investment income	14,222,754
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	5,115,229
Net realized gain from foreign currency transactions	177,167
Net change in unrealized appreciation (depreciation) from investments	9,818,406
Net change in unrealized appreciation (depreciation) from foreign currency translations	(373,295)
Net realized and unrealized gain from investments and foreign currency related items	14,737,507
Net increase in net assets resulting from operations	$28,960,261

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
From Operations
Net investment income	$14,222,754	$25,350,407
Net realized gain from investments and foreign currency transactions	5,292,396	2,156,826
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	9,445,111	12,986,149
Net increase in net assets resulting from operations	28,960,261	40,493,382
From Dividends
Dividends from net investment income	(14,973,504)	(26,226,410)
From Capital Share Transactions (Note 6)
Issuance of 9,032 shares and 18,468 shares through the trustees compensation plan (Note 3)	27,638	52,667
Net proceeds from at-the-market offerings (Note 8)	17,463,270	49,803,158
At-the-market offering costs	—	(338,000)
Reinvestment of dividends	437,984	811,171
Net increase in net assets from capital share transactions	17,928,892	50,328,996
Net increase in net assets	31,915,649	64,595,968
Net Assets
Beginning of period	276,720,390	212,124,422
End of period	$308,636,039	$276,720,390
Accumulated net investment loss	$(1,472,227)	$(721,477)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

April 30, 2013 (unaudited)

Cash flows from operating activities
Investment income received	$15,722,149
Operating expenses paid	(2,040,506)
Interest expenses paid	(619,326)
Purchases of long-term securities	(156,962,731)
Proceeds from sales of long-term securities	142,611,838
Purchases of short-term securities, net	7,249,000
Net cash provided by operating activities		$5,960,424
Cash flows from financing activities
Decrease in loan payable	(9,000,000)
Proceeds from issuance of shares through trustee compensation	27,638
Net proceeds from at-the-market offerings	17,049,214
Cash dividends paid	(14,535,520)
Net cash used in financing activities		(6,458,668)
Effect of exchange rate on cash		170,883
Net decrease in cash		(327,361)
Cash — beginning of period		1,437,936
Cash — end of period		$1,110,575
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$28,960,261
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Increase in interest receivable	$(417,290)
Decrease in accrued expenses	(208,235)
Decrease in interest payable	(30,716)
Decrease in prepaid expenses and other assets	17,374
Increase in advisory fees payable	5,012
Net amortization of discount on investments	(526,582)
Purchases of long-term securities	(156,962,731)
Proceeds from sales of long-term securities	142,611,838
Purchases of short-term securities, net	7,249,000
Net change in unrealized (appreciation) depreciation from investments and foreign currency translations	(9,445,111)
Net realized gain from investments and foreign currency transactions	(5,292,396)
Total adjustments		(22,999,837)
Net cash provided by operating activities		$5,960,424
Non-cash activity:
Issuance of shares through dividend reinvestments		$437,984

See Accompanying Notes to Financial Statements.

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Credit Suisse High Yield Bond Fund

Financial Highlights

For the Six Months Ended April 30, 2013
Per share operating performance	(unaudited)
Net asset value, beginning of period	$3.02
INVESTMENT OPERATIONS
Net investment income	0.15
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.16
Total from investment activities	0.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Return of capital	—
Total dividends and distributions	(0.16)
CAPITAL SHARE TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	—
Increase to Net Asset Value due to Shares Issued through at-the-market offerings	0.01
Net asset value, end of period	$3.18
Per share market value, end of period	$3.35
TOTAL INVESTMENT RETURN[2]
Net asset value	10.83%
Market value	11.57%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$308,636
Average debt per share	$1.14
Ratio of expenses to average net assets	1.69%[4]
Ratio of expenses to average net assets excluding interest expense	1.29%[4]
Ratio of net investment income to average net assets	9.85%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]
Portfolio turnover rate	37.00%

1  Per share information is calculated using the average shares outstanding method.

2  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

3  Unaudited.

4  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
Net asset value, beginning of period	$2.82	$2.94	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53
INVESTMENT OPERATIONS
Net investment income	0.31	0.32	0.30	0.28	0.40[1]	0.40[1]	0.40	0.47	0.53	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.19	(0.12)	0.32	0.68	(2.00)	(0.08)	0.11	(0.35)	0.24	0.87
Total from investment activities	0.50	0.20	0.62	0.96	(1.60)	0.32	0.51	0.12	0.77	1.42
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.32)	(0.31)	(0.33)	(0.41)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)
Return of capital	—	—	(0.01)	(0.01)	—	—	(0.03)	(0.02)	—	—
Total dividends and distributions	(0.32)	(0.32)	(0.32)	(0.34)	(0.41)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)
CAPITAL SHARE TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	—	—	(0.07)	—	—	—	—	—	—	—
Increase to Net Asset Value due to Shares Issued through at-the-market offerings	0.02	—	—	—	—	—	—	—	—	—
Net asset value, end of period	$3.02	$2.82	$2.94	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34
Per share market value, end of period	$3.16	$2.95	$2.92	$2.62	$1.97	$3.65	$4.50	$4.77	$5.24	$4.76
TOTAL INVESTMENT RETURN[2]
Net asset value	19.44%	6.84%	21.32%	53.12%	(42.45)%	7.65%	13.13%	2.62%	18.98%[3]	43.04%[3]
Market value	19.46%	12.51%	24.11%	59.92%	(38.20)%	(10.72)%	5.23%	2.71%	25.49%	35.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$276,720	$212,124	$220,147	$151,546	$116,492	$228,724	$231,765	$255,760	$244,523	$229,255
Average debt per share	$1.22	$1.22	$0.69	$0.58	$1.69	$1.98	$1.96	$2.05	$2.05	$1.81
Ratio of expenses to average net assets	1.94%	2.00%	2.05%	2.67%	3.76%	4.11%	4.20%	3.27%	2.51%	2.57%
Ratio of expenses to average net assets excluding interest expense	1.40%	1.46%	1.52%	1.80%	1.50%	1.37%	1.65%	1.68%	1.70%	1.73%
Ratio of net investment income to average net assets	10.56%	10.70%	10.40%	13.32%	11.68%	9.48%	9.67%	10.72%	11.99%	13.85%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.18%	0.19%	0.15%	0.15%	0.15%	0.15%	—	—	—	—
Portfolio turnover rate	58.00%	66.00%	62.00%	49.00%	32.01%	49.18%	61.91%	31.05%	12.10%	15.96%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Time deposits are valued at cost and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At April 30, 2013, the Fund held 0.10% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,041,641 and fair value of $301,615. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include,

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$360,528,731	$199	$360,528,930
Bank Loans	—	33,537,894	—	33,537,894
Asset Backed Securities	—	6,519,104	—	6,519,104
Preferred Stock	—	—	—	—
Common Stocks	599,972	30,994	301,416	932,382
Warrants	25,344	—	—	25,344
Short-Term Investments	10,206,008	7,515,000	—	17,721,008
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(70,410)	—	(70,410)
	$10,831,324	$408,061,313	$301,615	$419,194,252

*  Other financial instruments include forwards foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2013 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Preferred Stock	Warrants	Total
Balance as of October 31, 2012	$199	$0	$0	$0	$199
Accrued discounts/premiums	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	301,416	—	—	301,416
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—
Balance as of April 30, 2013	$199	$301,416	$0	$0	$301,615
Net change in unrealized Appreciation/(Depreciation) from investments still held as of April 30, 2013	$0	$301,416	$0	$0	$301,416

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no significant transfers in and out of Level 1 and Level 2, but there was $177,463 transferred in from Level 2 to Level 1. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2013, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$19,376	Unrealized depreciation on forward currency contracts	$89,786

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions	$341,094	Net change in unrealized appreciation (depreciation) from foreign currency transactions	$(367,011)

The notional amount of forward foreign currency contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 7.31% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2013, the Fund had the following open forward foreign currency contracts:

Forward Foreign Forward Foreign Currency to be Purchased (Local)		Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Unrealized Current Value	Appreciation/ (Depreciation)
GBP	50,000	USD	76,285	07/15/13	Morgan Stanley	$76,285	$77,785	$1,500
USD	24,750,000	EUR	18,750,000	07/15/13	Morgan Stanley	(24,750,000)	(24,732,124)	17,876
USD	6,755,320	GBP	4,400,000	07/15/13	Morgan Stanley	(6,755,320)	(6,845,106)	(89,786)
								$(70,410)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $42,918, of which $0 was rebated to borrowers (brokers). The Fund retained $36,481 in income from the cash collateral investment, and SSB, as lending agent, was paid $6,437. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2013, investment advisory fees earned and voluntarily waived were $1,791,258 and $210,753, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $35,365.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares. Since 2008, the Independent Trustees have been able to elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended April 30, 2013, 9,032 shares were issued through the trustees compensation plan. Trustees as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $38,778 for its services by the Fund.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the "SSB Agreement"). Effective December 7, 2012, the Fund may borrow the least of: a) $170,000,000; b) an amount that is no greater than 33 1/3% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. At April 30, 2013, the Fund

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

had loans outstanding under the Agreement of $116,000,000. During the six months ended April 30, 2013, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$107,243,094	1.092%	$116,000,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund's borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to its access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund's assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund's best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) were $155,821,488 and $143,141,237, respectively.

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$406,920,234
Unrealized appreciation	$25,612,104
Unrealized depreciation	(13,267,676)
Net unrealized appreciation (depreciation)	$12,344,428

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (unaudited)

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Shares issued through the trustees compensation plan	9,032	18,468
Shares issued through at-the-market offerings	5,422,876	16,058,741
Shares issued through reinvestment of dividends	141,340	274,683
Net increase	5,573,248	16,351,892

Note 7. Shelf Offering

On September 14, 2012, the Fund filed a "shelf" registration statement with the SEC, which permits the Fund to issue up to $93,778,401 in shares of beneficial interest through one or more public offerings. Under the shelf registration statement and a previously effective shelf registration statement, the Fund sold and may sell the Fund's shares of beneficial interest in one or more at-the-market offerings when market conditions are considered favorable. Such shares were and would only be issued when the premium to net asset value is greater than the costs associated with the transaction. Any proceeds raised are used for investment purposes. As of April 30, 2013, the Fund had offered and sold 5,422,876 shares of beneficial interest in at-the-market offerings pursuant to sales agreements, resulting in proceeds (net of all fees and commissions) of $17,463,270.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 12, 2013, the Annual Meeting of Shareholders of the Fund was held. Robert Wilson, in his capacity as Inspector, reported that, with respect to the proposal relating to the election of two Class II Trustees, the following number of Shares were voted:

Nominee	"For" Nominee	Withheld
Lawrence Fox	60,995,473	1,665,378
John Popp	60,944,979	1,715,872

In addition to the Trustees elected at the meeting, Steve Rappaport, Enrique Arzac, Terry Bovarnick and James Cattano continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 12 and 13, 2012 considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund's total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the "Managed Assets") less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (the "Gross Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LCC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.90% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") as of September 30, 2012. The Board noted that Credit Suisse, at the Board's request, had revised the voluntary waiver as of January 1, 2011 so that it was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. Although the voluntary fee waivers could be discontinued at any time, Credit Suisse advised the Board that it would not consider removing the waiver until the Board next considered the renewal of the Advisory Agreement.

Additionally, the Board received and considered information comparing the Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers and/or reimbursements (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

• Although the Gross Advisory Fee, Gross Management Fee and Net Management Fee were above the median of the Expense Group, the fees were reasonable, recognizing that the net total expenses were just above the median of the Expense Group. In addition, Credit Suisse noted that the recent decrease in other Fund expenses was expected to further lower the Fund's total expenses over the upcoming year.

• The Fund's performance was below the median of the Expense Group for the five- and ten- year periods ended September 30, 2012, but was above the median for the year-to-date, one- and three-year periods. The Fund also outperformed its Morningstar Category average for the year-to-date, one-, and three- year periods ended September 30, 2012, but underperformed for the five- and ten-year periods ended September 30, 2012.

• The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided

Credit Suisse High Yield Bond Fund

Board Approval of Investment Advisory Agreement (unaudited) (continued)

by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

• In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

• In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us/funds

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)

Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Floating Rate High Income Fund

Credit Suisse Multialternative Strategy Fund

Credit Suisse Strategic Income Fund

Credit Suisse Commodity ACCESS Strategy Fund

Credit Suisse Managed Futures Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0413

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 28, 2012.

Item 11. Controls and Procedures.

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	July 2, 2013